Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-own subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

The PRC

The Company’s subsidiary incorporated in the PRC is governed by the income tax laws of the PRC, and the income tax provisions in respect to operations in the PRC are calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis. EIT grants preferential tax treatment on certain Small and Micro Enterprises (“SMEs”). Under this preferential tax treatment, SMEs are entitled to a range from 12.5% to 20% of regular income tax. The Company’s PRC subsidiary is a SME.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the years ended September 30, 2023, 2024 and 2025, Hong Kong Government allowed tax reduction of 100% of the profits tax payable, subject to a ceiling of HK$6,000, HK$3,000 and HK$1,500 (US$769, US$385 and USD192).

For the years ended September 30, 2023, 2024 and 2025, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2023	2024	2025
Hong Kong profit tax:
- Current income tax	$193,020	$224,195	$200,341
- Tax Concession	(769)	(385)	(192)
Income tax expenses	$192,251	$223,810	$200,149

The effective tax rates on income before income taxes for the years ended September 30, 2023, 2024 and 2025 was 15.1%, 14.3% and 22.7%, respectively.

No provision for deferred taxation has been made as there were no material temporary difference at reporting period end date.

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	Year ended September 30,
	2023	2024	2025
	US$	US$	US$
(Loss) before income tax – Cayman and BVI entities	-	-	(476,632)
(Loss) before income tax – PRC entities	-	-	(13,977)
Income before income tax – Hong Kong entity	1,269,643	1,562,818	1,373,740
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	209,491	257,865	145,523
Tax effect of provision (reversal) for expected credit loss	7,386	1,145	(4,779)
Tax effect of depreciation allowance	(2,703)	(3,237)	9,207
Tax effect of non-deductible expenditure	-	-	78,644
Tax effect of deductible income	-	(10,424)	(7,100)
Tax concession	(769)	(385)	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)

Income tax expense	192,251	223,810	200,149